U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

December 11, 2019

VIA EDGAR TRANSMISSION

Ms. Allison White
Senior Counsel, Division of Investment Management
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897

Dear Ms. White:

On behalf of the Trust and its series, the Marmont Redwood International Equity Fund (to be renamed the Hardman Johnston International Growth Fund, effective January 1, 2020 (the “Fund”), attached please find the Definitive Proxy Statement to solicit shareholder approval.

In addition, set forth below are our responses to your comments on the Trust’s Preliminary Proxy Materials (the “Proxy Statement”) for the Fund filed on November 20, 2019. The Proxy Statement is in connection with a special meeting of shareholders of the Fund to be held on January 21, 2020 for the purpose of: (i) approving a new sub-advisory agreement between Marmont Partners LLC and Hardman Johnston Global Advisors LLC on behalf of the Fund; and (ii) approving the reclassification of the Fund from a “diversified” fund to a “non-diversified” fund within the meaning of the Investment Company Act of 1940. Capitalized terms not otherwise defined herein have the meaning set forth in the Proxy Statement.

1.	SEC Comment: Please update the series and class IDs on EDGAR to reflect the Fund’s new name when it is adopted.

Response: The Trust confirms that it will update the Fund’s series and class IDs on EDGAR once the new name is effective.

2.
SEC Comment: In the Question & Answer portion, under the question “Are there any differences between the Prior Sub-Advisory Agreement and the proposed Permanent Sub-Advisory Agreement,” clarify that the fee paid to Hardman Johnston is increasing, not just changing.

Response: The Trust has added the following disclosure: “The sub-advisory fee paid by Marmont Partners to Hardman Johnston is higher than the sub-advisory fee paid by Marmont Partners to Redwood Investments.”

3.
SEC Comment: In the Question & Answer portion, under the question “What vote is required,” disclose if proposal one is adopted but proposal two is not, will Hardman Johnston adjust its investment style to operate as a diversified fund? Please clarify here and throughout the Proxy Statement.

Response: The Trust has added the following disclosure in the Question & Answer portion, as well as throughout the Proxy Statement: “If proposal one is adopted by shareholders but proposal two is not, the Fund will continue to be managed as a diversified fund.”

4.	SEC Comment: In the Background section of the Proxy Statement, briefly describe how Hardman Johnston’s investment philosophy is different than that of the Fund’s previous sub-advisor.

Response: The Trust has added the following disclosure: “Hardman Johnston’s investment philosophy is based on two key tenets: (1) earnings growth drives stock performance over time, and (2) there are short term inefficiencies in the market that create attractive entry points. The Fund’s previous sub-advisor considered companies whose securities exhibited strong positive momentum, recent positive earnings growth, and attractive valuations. A key difference between Hardman Johnston and the Fund’s previous sub-advisor is Hardman Johnston’s approach to evaluating growth. Hardman Johnston focuses on identifying companies that it believes can sustainably grow earnings by 10% annually, over at least the next three to five years. The Fund’s previous sub-advisor focused on identifying companies whose growth rates were above consensus expectations, which it believed would lead to positive estimate revisions and share price appreciation.”

5.
SEC Comment: In the Information about Hardman Johnston section of the Proxy Statement, please clarify in Plain English how Hardman Johnston’s strategy differs from Redwood Investments’ strategy, other than the Fund operating as a non-diversified fund. It appears that the strategies are the same but use different words to describe the strategy.

Response: The Trust has revised the disclosure as follows: “However, Hardman Johnston considers different attributes than Redwood Investment in selecting securities for the Fund. A key difference between Hardman Johnston and the Fund’s previous sub-advisor is Hardman Johnston’s approach to evaluating growth. Hardman Johnston focuses on identifying companies that it believes can sustainably grow earnings by 10% annually, over at least the next three to five years. The Fund’s previous sub-advisor focused on identifying companies whose growth rates were above consensus expectations, which it believed would lead to positive estimate revisions and share price appreciation. In addition, Hardman Johnston desires to manage the Fund as a non-diversified fund, while Redwood Investments managed the Fund as a diversified fund.”

6.	SEC Comment: In the description of the Fund’s investment strategy, effective January 1, 2020, in the Information about Hardman Johnston section of the Proxy Statement, address the following:

a.	Please explain in Plain English what “growth strategy in researching securities, and a value strategy in buying them” means.

b.
There are several references to “ideas” throughout the Proxy Statement. Investors would not typically associate the word “idea” with what is being described in this section and throughout the Proxy Statement. Please change all references to “ideas” to something else using Plain English.

c.	Please clarify “subsequently rank orders the remaining companies in quartiles based on a metric that incorporates medium-term valuation in the context of long-term growth potential” in Plain English.

d.	Please clarify the reference to “less than 10% earnings growth over the next three to give years,” as Hardman Johnston cannot predict the future.

e.	Please explain what “first quartile” means in Plain English.

f.	Please clarify what “growth hurdle” means in Plain English.

Response: The Trust has revised the disclosure to eliminate nearly all references to “ideas.” In addition, the disclosure regarding how Hardman Johnston will manage the Fund effective January 1, 2020 has been revised as follows in keeping with the Staff's comments:

The International Growth Fund seeks to achieve its investment objective by investing in a non-diversified portfolio primarily consisting of equity securities of established companies domiciled in various countries throughout the world, excluding the U.S. The Fund typically invests in securities of issuers from at least six or more non-U.S. countries and at least eight industries. The Fund holds a maximum of 25% of its net assets of companies in any single industry.

Hardman Johnston looks for securities of companies they believe will increase in value over time. Hardman Johnston selects securities based on an investment process described below that starts with an examination of companies. Hardman Johnston’s investment philosophy is based on two key tenets: (1) earnings growth of a company drives its securities performance over time, and (2) there are short term inefficiencies in the market that create attractive opportunities to buy the securities of one or more companies.

Hardman Johnston’s investment process involves four steps: idea generation, fundamental research, portfolio construction, and portfolio management. In the idea generation process, Hardman Johnston uses a proprietary screen and ranking system that distills the potential universe of international companies into a pool of companies in which the Fund may invest. The screen is run regularly and eliminates companies that Hardman Johnston expects to have less than 10% annual earnings growth over the next three to five years, based on estimates used by Hardman Johnston. The system then ranks the remaining companies using an analysis of growth and value factors based on the companies’ fundamental financial characteristics. Hardman Johnston then selects certain companies ranked in the top 25% and performs in-depth fundamental research on those companies.

The Fund’s portfolio manager is responsible for selecting securities and makes the final determination on all purchases and sales for the Fund. The Fund’s portfolio manager determines what companies’ securities to purchase, while taking into account the number of industries and countries in which the Fund invests, as well as the size of a single position. Hardman Johnston also monitors the securities held by the Fund to determine whether its investment thesis and growth estimates remain appropriate. Hardman Johnston may sell securities held by the Fund if the portfolio manager believes that a company’s fundamental financial characteristics are deteriorating, if a company’s earnings growth slows below Hardman Johnston’s expectations that earnings growth will exceed 10% over the next three to five years, if a company ranks in the bottom 25% of the investment universe based on Hardman Johnston’s ranking system, or if an investment position in a company becomes larger than desired as a result of market appreciation.

7.	SEC Comment: In the Board Approval and Recommendation section of the Proxy Statement, address the following:

a.	Please clarify that the fee paid by Marmont Partners to Hardman Johnston will be higher, not “different.”

Response: The requested change has been made.

b.	In the subsection regarding Nature, Extent, and Quality of Services Provided to the Fund, consider disclosing some of the experience of the investment personnel.

Response: The requested change has been made.

8.	SEC Comment: Please add disclosure to the Proxy Statement in response to Items 22(c)(9), 22(c)(10), and 4(a)(3) of Schedule 14.

a.	Item 22(c)(9)

Response: The Trust has added the following disclosure: “During the fiscal year ended October 31, 2019, Marmont Partners did not pay Redwood Investments any sub-advisory fees under the Prior Sub-Advisory Agreement. If the Permanent Sub-Advisory Agreement had been in place during the same period, Marmont Partners would not have paid Hardman Johnston any sub-advisory fees due to the calculation in the Net Fee Revenue received by Marmont Partners.”

b.	Item 22(c)(10)

Response: The Trust confirms that Item 22(c)(10) is not applicable because Hardman Johnston does not serve as the investment adviser to any other fund having a similar investment objective and strategy as the Fund.

c.	Item (4)(a)(3)

Response: The Trust has added the following disclosure: “The Fund has engaged Computershare to serve as proxy solicitor and vote tabulator at an anticipated cost of $7,400, plus out-of-pocket expenses. All expenses related to the proxy will be paid by Marmont Partners and not the Fund.”

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316 or alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
U.S. Bank Global Fund Services